Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,600	31,400
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(785)	(916)
Financial assets	870	994
Accumulated impairment | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Reverse repurchase agreements – non trading | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	0
Reverse repurchase agreements – non trading | Accumulated impairment | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	233,600	238,100
12 month Gross write-offs	230	232
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	870	994
Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	197,900	206,700
12 month Gross write-offs	230	232
Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	785	916
Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35,700	31,400
12 month Gross write-offs	0	0
Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	85	78
Loans to consumers | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	209,400	211,100
Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 175,000	£ 180,800
Exposure ratio	88.40%	87.50%
Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 34,400	£ 30,300
Loans to consumers | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,400	23,900
Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 20,200	£ 22,900
Exposure ratio	10.20%	11.10%
Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,200	£ 1,000
Loans to consumers | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,800	3,100
Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,700	£ 3,000
Exposure ratio	1.40%	1.49%
Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Retail & Business Banking | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	173,800	182,300
12 month Gross write-offs	156	141
Retail & Business Banking | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	422	501
Retail & Business Banking | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25,000	22,000
12 month Gross write-offs	0	0
Retail & Business Banking | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	37	43
Retail & Business Banking | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 154,000	£ 160,800
Exposure ratio	88.60%	88.30%
Retail & Business Banking | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 24,300	£ 21,500
Retail & Business Banking | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 17,800	£ 19,200
Exposure ratio	10.20%	10.50%
Retail & Business Banking | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 500
Retail & Business Banking | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000	£ 2,300
Exposure ratio	1.16%	1.27%
Retail & Business Banking | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 167,228	£ 175,239
Percentage of arrears over ninety days past due	0.80%	0.80%
Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 167,228	£ 175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Mortgages | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Mortgages | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,200	175,200
12 month Gross write-offs	9	11
Mortgages | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	241
Mortgages | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,800	8,300
12 month Gross write-offs	0	0
Mortgages | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	3
Mortgages | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 148,500	£ 155,000
Exposure ratio	88.80%	88.50%
Mortgages | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,500	£ 8,200
Mortgages | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,900	£ 18,200
Exposure ratio	10.10%	10.40%
Mortgages | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 100
Mortgages | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,800	£ 2,000
Exposure ratio	1.07%	1.16%
Mortgages | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,511	7,028
12 month Gross write-offs	147	130
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,774	2,674
12 month Gross write-offs	£ 51	£ 46
Percentage of arrears over ninety days past due	0.56%	0.51%
Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 150	£ 140
Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 136	£ 160
Everyday Banking | Unsecured personal loans
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.88%	0.73%
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 436	£ 471
12 month Gross write-offs	£ 26	£ 25
Percentage of arrears over ninety days past due	3.05%	2.43%
Everyday Banking | Overdrafts | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 57	£ 78
Everyday Banking | Loans to consumers | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,800	2,700
12 month Gross write-offs	51	46
Everyday Banking | Loans to consumers | Total Drawn | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	135	130
Everyday Banking | Loans to consumers | Total Drawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,800	4,400
12 month Gross write-offs	96	84
Everyday Banking | Loans to consumers | Total Drawn | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	114	130
Everyday Banking | Loans to consumers | Total Drawn | BBLS
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,200	1,800
Everyday Banking | Loans to consumers | Total Drawn | BBLS 100% Government Guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,100	1,700
Government guarantee, percentage	100.00%
Everyday Banking | Loans to consumers | Total Drawn | Unsecured personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,100	2,100
Everyday Banking | Loans to consumers | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	500	500
Everyday Banking | Loans to consumers | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,900	10,400
12 month Gross write-offs	0	0
Everyday Banking | Loans to consumers | Total Undrawn | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	15	10
Everyday Banking | Loans to consumers | Total Undrawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,300	3,300
12 month Gross write-offs	0	0
Everyday Banking | Loans to consumers | Total Undrawn | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	22	30
Everyday Banking | Loans to consumers | Stage 1 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,300	£ 2,300
Exposure ratio	81.90%	85.40%
Everyday Banking | Loans to consumers | Stage 1 | Total Drawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,200	£ 3,500
Exposure ratio	84.80%	80.90%
Everyday Banking | Loans to consumers | Stage 1 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,700	£ 10,300
Everyday Banking | Loans to consumers | Stage 1 | Total Undrawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,100	3,000
Everyday Banking | Loans to consumers | Stage 2 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 300
Exposure ratio	16.40%	12.90%
Everyday Banking | Loans to consumers | Stage 2 | Total Drawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 700
Exposure ratio	11.50%	14.80%
Everyday Banking | Loans to consumers | Stage 2 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 100
Everyday Banking | Loans to consumers | Stage 2 | Total Undrawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200	300
Everyday Banking | Loans to consumers | Stage 3 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Exposure ratio	2.75%	2.95%
Everyday Banking | Loans to consumers | Stage 3 | Total Drawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 200
Exposure ratio	3.84%	4.38%
Everyday Banking | Loans to consumers | Stage 3 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Everyday Banking | Loans to consumers | Stage 3 | Total Undrawn | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
12 month Gross write-offs	£ 25	£ 23
Percentage of arrears over ninety days past due	0.53%	0.43%
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 69	£ 70
Consumer Finance | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,800	5,200
12 month Gross write-offs	25	23
Consumer Finance | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Consumer Finance | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Consumer Finance | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Consumer Finance | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,500	£ 4,900
Exposure ratio	92.20%	93.10%
Consumer Finance | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Consumer Finance | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 300
Exposure ratio	7.00%	6.30%
Consumer Finance | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Consumer Finance | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.77%	0.53%
Consumer Finance | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 26,858	£ 25,990
Percentage of arrears over ninety days past due	1.04%	1.04%
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 342	£ 380
Corporate & Commercial Banking | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,000	17,900
12 month Gross write-offs	49	68
Corporate & Commercial Banking | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	294	345
Corporate & Commercial Banking | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,300	9,400
12 month Gross write-offs	0	0
Corporate & Commercial Banking | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	48	35
Corporate & Commercial Banking | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,200	£ 13,800
Exposure ratio	84.80%	77.10%
Corporate & Commercial Banking | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,700	£ 8,800
Corporate & Commercial Banking | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,100	£ 3,400
Exposure ratio	11.60%	19.10%
Corporate & Commercial Banking | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 500
Corporate & Commercial Banking | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 700
Exposure ratio	3.96%	4.14%
Corporate & Commercial Banking | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,300	1,300
12 month Gross write-offs	0	0
Corporate Centre | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,400	0
12 month Gross write-offs	0	0
Corporate Centre | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,300	£ 1,300
Exposure ratio	99.60%	99.80%
Corporate Centre | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,400	£ 0
Corporate Centre | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.10%	0.10%
Corporate Centre | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Corporate Centre | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.22%	0.10%
Corporate Centre | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Business banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.89%	4.15%